Convertible Note (Details) - USD ($)							12 Months Ended
	Aug. 15, 2025	Feb. 14, 2025	Dec. 06, 2024	Dec. 04, 2024	Dec. 03, 2024	Aug. 19, 2024	Dec. 31, 2025
Convertible Note [Line Items]
Percentage of PIK interest	9.00%
Percentage of cash interest	3.00%
Percentage of increase in PIK interest							12.00%
Percentage of increase in cash interest							6.00%
Convertible note principal							$ 4,000,000
Debt issuance costs							100,000
Gross cash proceeds from financing							$ 25,000,000
Note conversion price (in Dollars per share)							$ 6
Note conversion price upon completion of business combination (in Dollars per share)							$ 7.5
One Investor [Member] | Two Notes [Member]
Convertible Note [Line Items]
Convertible note principal						$ 1,000,000
One Investor [Member] | One Note [Member]
Convertible Note [Line Items]
Convertible note principal					$ 200,000
Three Investors [Member] | Three Notes [Member]
Convertible Note [Line Items]
Convertible note principal				$ 1,483,000
Two Investors [Member] | Two Notes [Member]
Convertible Note [Line Items]
Convertible note principal			$ 667,000
Five Investors [Member] | Five Notes [Member]
Convertible Note [Line Items]
Convertible note principal		$ 650,000